                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND

                     SUPPLEMENT DATED MARCH 9, 2001 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 26, 2001

     The Statement of Additional Information is hereby supplemented as follows:

(1) The section entitled "TAXATION -- GENERAL" is hereby amended by deleting the following tax tables and replacing them with the following:

   2000 FEDERAL NEW YORK STATE AND NEW YORK CITY TAXABLE VS. TAX-FREE YIELDS

                                     FEDERAL   STATE AND   COMBINED   TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
     SINGLE             JOINT          TAX     CITY TAX      TAX      ------------------------------------------
     RETURN            RETURN        BRACKET   BRACKET*    BRACKET*   4.0%   4.5%   5.0%   5.5%    6.0%    6.5%
----------------   ---------------   -------   ---------   --------   ----   ----   ----   -----   -----   -----
$       0-27,050   $      0-45,200    15.00%    10.221%     23.70%    5.24%  5.90%  6.55%   7.21%   7.86%   8.52%
   27,050-65,550    45,200-109,250    28.00     10.498      35.60     6.21   6.99   7.76    8.54    9.32   10.09
  65,550-136,750   109,250-166,500    31.00     10.498      38.20     6.47   7.28   8.09    8.90    9.71   10.52
 136,750-297,350   166,500-297,350    36.00     10.498      42.70     6.98   7.85   8.73    9.60   10.47   11.34
    Over 297,350      Over 297,350    39.60     10.498      45.90     7.39   8.32   9.24   10.17   11.09   12.01

                TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
     SINGLE       -------------------------------------
     RETURN       7.0%    7.5%    8.0%    8.5%    9.00%
----------------  -----   -----   -----   -----   -----
$       0-27,050   9.17%   9.81%  10.48%  11.14%  11.80%
   27,050-65,550  10.87   11.65   12.42   13.20   13.98
  65,550-136,750  11.33   12.14   12.94   13.75   14.56
 136,750-297,350  12.22   13.09   13.96   14.83   15.71
    Over 297,350  12.94   13.86   14.79   15.71   16.64

---------------
* Combined Tax Bracket includes Federal, State and New York City income taxes. Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed (other than New York City), or (iii) any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used. Further, the table does not reflect the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income. This supplemental tax results in an increased marginal State income tax rate to the extent a taxpayer's New York State adjusted gross income ranges between $100,000 and $150,000.

           2000 FEDERAL AND NEW YORK STATE TAXABLE VS. TAX-FREE YIELDS*

                                      FEDERAL    STATE     COMBINED   TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
     SINGLE             JOINT           TAX       TAX        TAX      -----------------------------------------
     RETURN             RETURN        BRACKET   BRACKET*   BRACKET*   4.0%   4.5%   5.0%   5.5%   6.0%    6.5%
----------------   ----------------   -------   --------   --------   ----   ----   ----   ----   -----   -----
$       0-27,050   $       0-45,200    15.00%     6.850%    20.80%    5.05%  5.68%  6.31%  6.94%   7.58%   8.21%
   27,050-65,550     45,200-109,250    28.00      6.850     32.90     5.96   6.71   7.45   8.20    8.94    9.69
  65,550-136,750    109,250-166,500    31.00      6.850     35.70     6.22   7.00   7.78   8.55    9.33   10.11
 136,750-297,350    166,500-297,350    36.00      6.850     40.40     6.71   7.55   8.39   9.23   10.07   10.91
    Over 297,350       Over 297,350    39.60      6.850     43.70     7.10   7.99   8.88   9.77   10.66   11.55

                TAXABLE EQUIVALENT ESTIMATED CURRENT RETURN
     SINGLE       -------------------------------------
     RETURN       7.0%    7.5%    8.0%    8.5%    9.0%
----------------  -----   -----   -----   -----   -----
$       0-27,050   8.84%   9.47%  10.10%  10.73%  11.36%
   27,050-65,550  10.43   11.18   11.92   12.67   13.41
  65,550-136,750  10.89   11.66   12.44   13.22   14.00
 136,750-297,350  11.74   12.58   13.42   14.26   15.10
    Over 297,350  12.43   13.32   14.21   15.10   15.99

---------------
* Please note that the table does not reflect (i) any federal or state limitations on the amounts of allowable itemized deductions, phase-outs of personal or dependent exemption credits or other allowable credits, (ii) any local taxes imposed, or (iii) any taxes other than personal income taxes. The table assumes that federal taxable income is equal to state income subject to tax, and in cases where more than one state rate falls within a federal bracket, the highest state rate corresponding to the highest income within that federal bracket is used. Further, the table does not reflect the New York State supplemental income tax based upon a taxpayer's New York State taxable income and New York State adjusted gross income. This supplemental tax results in an increased marginal State income tax rate to the extent a taxpayer's New

  York State adjusted gross income ranges between $100,000 and $150,000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                    NYTF SPT SAI